Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 26, 2022	Dec. 31, 2022	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 52,712	$ 612,229	$ 401,971
Operating expenses:
Cost of revenue (excluding depreciation and amortization)	41,507	438,839	248,745
Salaries and benefits	31,181	138,045	106,505
Selling, general, and administrative	15,665	50,831	54,307
Depreciation and amortization	1,000	69,469	78,403
Impairment of goodwill	0	372,728	0
Total operating expenses	89,353	1,069,912	487,960
Operating loss	(36,641)	(457,683)	(85,989)
Other (income) expense
Interest expense, net	1,049	31,609	48,745
Loss on extinguishment of related-party debt	0	0	(2,004)
Change in fair value of Warrant liabilities	0	(3,751)	5,109
Total other expense	1,049	35,360	45,640
Loss before income tax	(37,690)	(493,043)	(131,629)
Income tax benefit	(629)	(108,680)	(20,371)
Net loss from continuing operations	(37,061)	(384,363)	(111,258)
Net loss from discontinued operations, net of tax	0	(56,959)	(174,327)
Net loss	(37,061)	(441,322)	(285,585)
Less: Net loss from continuing operations attributable to non-controlling interest	0	(99,841)	(25,531)
Less: Net loss from discontinued operations attributable to non-controlling interest	0	(11,089)	(32,833)
Net loss attributable to System1, Inc.	(37,061)	(330,392)	(227,221)
Net loss from continuing operations	(37,061)	(284,522)	(85,727)
Net loss from discontinued operations	$ 0	$ (45,870)	$ (141,494)
Basic net loss per share, continuing operations (in dollars per share)		$ (3.19)	$ (0.94)
Diluted net loss per share, continuing operations (in dollars per share)		(3.19)	(0.94)
Basic net loss per share, discontinued operations (in dollars per share)		(0.51)	(1.54)
Diluted net loss per share, discontinued operations (in dollars per share)		(0.51)	(1.54)
Basic net loss per share (in dollars per share)		(3.70)	(2.48)
Diluted net loss per share (in dollars per share)		$ (3.70)	$ (2.48)
Weighted average number of shares outstanding - basic (in shares)		89,310	91,454
Weighted average number of shares outstanding - diluted (in shares)		89,310	91,454
Basic net income (loss) per unit (in dollars per share)	$ (1.81)
Diluted net loss per unit (in dollars per share)	$ (1.81)
Weighted average units outstanding - basic (in shares)	20,488
Weighted average units outstanding - diluted (in shares)	20,488